Non-controlling interests (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Non-controlling interests	$ (101,650,383)	$ (65,274,668)
Shaanxi Zhongmao Economy Development Co Ltd [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	34.02%	34.02%
Non-controlling interests	$ 6,285,895	$ 3,264,319
Xinyuan Property Management Service Ltd Member
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	32.50%
Non-controlling interests	$ (28,398,921)
Taicang Pengchi Real Estate Co., Limited. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	83.00%	83.00%
Non-controlling interests	$ (31,228,046)	$ (25,096,542)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	80.00%	80.00%
Non-controlling interests	$ (34,280,307)	$ (27,912,339)
Henan Renxin Real Estate Co., Ltd. ("Henan Renxin") [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%	49.00%
Suzhou Yefang Real Estate Co., Limited. ("Suzhou Yefang") [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	79.99%	79.99%
Non-controlling interests	$ (11,463,297)	$ (11,652,185)
Other Companies [Member]
Noncontrolling Interest [Line Items]
Non-controlling interests	$ (2,565,707)	$ (3,877,921)